Investment in Associate - Schedule of Financial Information for Neuronomics (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Schedule of Financial Information for Neuronomics [Line Items]
Current and total assets	$ 573,253,160	$ 824,563,783
Current and total liabilities	(430,645,145)	(675,009,930)
Total shareholders’ equity	142,608,015	149,553,853	$ 68,852,814	$ 19,144,197
Revenue	171,053
Operating expenses	(345,584)
Net income (loss) for the year after taxes	(174,531)
Neuronomics [Member]
Schedule of Financial Information for Neuronomics [Line Items]
Current and total assets	729,804	514,391
Current and total liabilities	(52,812)	(111,333)
Total shareholders’ equity	$ (676,992)	$ (403,058)